Offerings - Offering: 1	Mar. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value NIS 0.07 per share ("ordinary shares")
Amount Registered | shares	300,000
Proposed Maximum Offering Price per Unit	17.38
Maximum Aggregate Offering Price	$ 5,214,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 720.06
Offering Note	1,In accordance with Rule 416(a) under the Securities Act of 1933, as amended ("Securities Act"), this registration statement shall be deemed to cover such indeterminate number of Ordinary Shares as may be offered or issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions pursuant to the terms of the MediWound Ltd. 2024 Share Incentive Plan, as amended (the “2024 Plan”).
2.Estimated in accordance with Rules 457(c) and 457(h) solely for the purpose of calculating the registration fee on the basis of $17.38 per share, which represents the average of the high ($17.54) and low ($17.21) prices of the ordinary shares as reported on the Nasdaq Global Market on February 27, 2026.
3.Represents ordinary shares available for issuance pursuant to potential future grants under the 2024 Plan.